Note 11 - Convertible Note Arrangement	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
11.	Convertible Note Arrangement

On February 13, 2023, the Company completed subscription agreements with certain institutional investors in the United States with respect to $68,049 (US$51,000) principal amount of 8.99% senior secured notes due February 2028 (“2028 Notes”). The initial conversion rate of the Notes is 100,804 common shares per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$9.92 per common share) subject to certain adjustments set forth in the 2028 Notes. The 2028 Notes are convertible at the discretion of the lenders. The 2028 Notes bear interest at 8.99% per annum, payable in cash or common shares semi-annually in arrears in February and August of each year and mature in February 2028. In the event the Company achieves a third-party green bond designation during the term of the note indenture, the interest rate on future cash interest payments shall be reduced to 8.75% per year.

The investors in the offering also received an aggregate of 2,699,014 warrants to purchase common shares (“2028 Warrants”) in the Company. The 2028 Warrants are exercisable for five years at an exercisable price US$9.92, subject to certain adjustments. Certain terms of the 2028 Warrants were amended in 2024 as discussed below.

Upon early conversion of the 2028 Notes, the Company will make an interest make whole payment equal to the lesser of the two years of interest payments or interest payable to maturity, which may be made in cash or shares at the Company’s discretion. The investors also received a royalty of: (i) 0.6% on “Operating Revenue” from the sale of all cobalt produced from the Refinery payable in the first twelve months following a defined threshold of commercial production, where Operating Revenue consists of revenue from the Refinery less certain permitted deductions; and (ii) 0.6% on all revenue from sales of cobalt generated from the Refinery in the second to fifth years following the commencement of commercial production. Royalty payments under the royalty agreements are subject to a cumulative cap of US$6,000.

The Company used a portion of the proceeds of the 2028 Notes offering to purchase all of the outstanding convertible notes consisting of $48,035(US$36,000) of existing 6.95% senior secured notes due December 2026 (“2026 Notes”) for cancellation at par, as well as to pay accrued and unpaid interest on the 2026 Notes through the closing date of the 2028 Notes offering for US$51,000 ($68,049). The net proceeds were $20,013, before interest payment of $1,656 and transaction costs of $2,340. As the terms of the 2028 Notes are substantially different from the 2026 Notes, the Company accounted for the 2026 Notes as an extinguishment of the original financial liability and recognized a new financial liability for the 2028 Notes. The extinguishment of 2026 Notes and recognition of 2028 Notes resulted in a loss of $18,727 as determined below.

		Financial
	Convertible	Derivative
	Notes Payable	Liability	Total
Balance at January 1, 2022	$22,541	$37,715	$60,256
Effective interest	6,954	—	6,954
Foreign exchange loss	2,728	—	2,728
Interest payment	(3,183)	—	(3,183)
Gain on fair value derivative revaluation	—	(27,686)	(27,686)
Portion de-recognized due to conversions	(2,078)	(3,355)	(5,433)
Less: Accrued interest	(1,300)	—	(1,300)
Balance at December 31, 2022	$25,662	$6,674	$32,336
Effective interest	914	—	914
Foreign exchange loss	(22)	—	(22)
Loss on fair value derivative re-valuation	—	5,076	5,076
Less: Accrued interest	(356)	—	(356)
Balance at February 13, 2023	$26,198	$11,750	$37,948
Proceeds from 2028 Notes			20,013
Fair value used to settle 2026 Notes			57,961
Fair value of 2028 Notes			74,348
Loss before transaction costs			(16,387)
Transaction costs			(2,340)
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes			$(18,727)

The 2028 Notes contains components of Convertible Notes, Warrants, and a Royalty. Based on the 2028 Notes agreements, these components are separately exercisable hence the Company has accounted for each as a freestanding financial instrument and initially recorded these components at fair value. They have been recorded as derivative liabilities until they are elected to conversion to common shares.

As at initial recognition on February 13, 2023, the embedded derivatives were fair valued using the finite difference valuation method with the following key assumptions:

●	Risk free rate at February of 13, 2023 of 3.96% based on the US dollar zero curve;
●	Equity volatility at February 13, 2023 of 56% based on an assessment of the Company’s historical volatility and the estimated maximum a third-party investor would be willing to pay for;
●	An Electra share price at February 13, 2023 of $8.92 reflecting the quoted market prices; and
●	A credit spread at February 13, 2023 of 28.9%.

In addition, subject to certain conditions, the noteholders have agreed to waive the requirement set out in the 2028 Notes for the Company to file a registration statement to provide for the resale of the common shares underlying the 2028 Notes and the common share purchase warrants issued on February 13, 2023.

In January 2024, the terms of the 2028 Warrants were amended and the exercise price of US$9.92 was re-priced to $4.00. On November 27, 2024, in conjunction with the issuance of the 2027 Notes discussed below, the exercise price was amended from $4.00 to $3.40.

In addition, the 2028 Warrants now include a revised acceleration clause such that their term will be reduced to thirty-day in the event the closing price of the common shares on the TSXV exceeds $3.40 by twenty percent or more for ten consecutive trading dates, with the reduced term beginning seven calendar days after such 10 consecutive trading-day period. Upon the occurrence of an acceleration event, noteholders of the 2028 Warrants may exercise the 2028 Warrants on a cashless basis, based on the value of the 2028 Warrants at the time of exercise.

On March 21, 2024, the Company satisfied $543(US$401) of the interest through the issuance of 210,760 common shares to certain noteholders. The share issuance was approved by the TSXV.

The 2028 Notes are secured by a first priority security interest (subject to customary permitted liens) in substantially all of the Company’s assets, and the assets and/or equity of the secured guarantors. The 2028 Notes are subject to customary events of default and basic positive and negative covenants. The Company is required to maintain a minimum liquidity balance of US$2,000 under the terms of the 2028 Notes. The 2028 Notes are convertible at the discretion of the lenders and as such have been classified as a current liability.

On November 27, 2024, the Company has also issued additional 2028 Notes to the noteholders, in the principal amount of $9,157(US$6,521), as payment-in-kind for all outstanding accrued interest owing on the 2028 Notes through to August 15, 2024. The additional 2028 Notes carry the same payment conversion terms as the balance of the 2028 Notes and were issued pursuant to a supplement to the indenture dated February 13, 2023, entered into among the Company and the 2028 Notes noteholders.

For the year ended December 31, 2024, the embedded derivatives were fair valued using the finite difference valuation method with the following key assumptions:

●	Risk free rate at December 31, 2024 of 4.393% ( December 31, 2023 – 3.85%) based on the US dollar zero curve;
●

Equity volatility at December 31, 2024 of 63% ( December 31, 2023 – 62%) based on an assessment of the Company’s historical volatility and the estimated maximum a third-party investor would be willing to pay for;

●	An Electra share price at December 31, 2024 of US$1.807 ( December 31, 2023 - US$1.460) reflecting the quoted market prices; and
●	A credit spread at December 31, 2024 of 26.3% ( December 31, 2023 – 27.8%).

The following table sets out the details of the Company’s financial derivative liability related to embedded derivatives in the 2028 Notes as of December 31, 2024 and December 31, 2023:

	Convertible
	Notes
	Payable	Warrants	Royalty	Total
Balance at January 1, 2023	$—	$—	$—	$—
Initial recognition at fair value	60,108	13,519	721	74,348
Balance at February 13, 2023	60,108	13,519	721	74,348
Portion de-recognized due to conversions	(840)	—	—	(840)
Revaluation to fair value	(18,685)	(12,073)	—	(30,758)
Foreign exchange gain	(482)	(25)	(9)	(516)
Accretion	—	—	146	146
Balance at December 31, 2023	$40,101	$1,421	$858	$42,380
Revaluation to fair value	3,139	137	—	3,276
Capitalized interest	9,157	—	—	9,157
Revaluation to fair value due to own credit risk	1,342	—	—	1,342
Foreign exchange gain	3,947	24	95	4,066
Accretion	—	—	330	330
Balance at December 31, 2024	$57,686	$1,582	$1,283	$60,551

The unpaid interest as at December 31, 2024 is $2,799 ( December 31, 2023 - $5,730).

On November 27, 2024, the Company closed a financing transaction (the “2027 Notes”) with the holders of the 2028 Notes for gross proceeds of $5,615 (US$4,000). In connection with closing, 460,405 common shares were issued for gross proceeds of $1,401 at US$2.172 per share. The 2027 Notes were issued together with 1,136,364 detachable common share purchase warrants (“2027 Warrants”) entitling the noteholders to acquire equivalent number of common shares at a price of $4.00 per share until November 26, 2026. The 2027 Warrants were issued as replacement warrants for previously issued equity financing which took place on August 23, 2023 with an exercise price of $6.84. The same number of warrants were cancelled and re-issued as part of the 2027 Notes. 2027 Warrants met the fixed for fixed criteria and were classified as equity. The total proceeds were allocated between convertible notes and warrants using relative fair value on the issuance date. The fair value of warrants on issuance date was estimated using Black-Scholes Option Pricing Model approach with the following main inputs: a risk-free rate of 3.20% per year, an expected life of 2 years, expected volatility based on historical prices in the range of 70.00%, no expected dividends and a share price range of $2.72.

As at initial recognition on November 27, 2024, the convertible notes were fair valued using the finite difference valuation method with the following key assumptions:

●	Risk free rate at November 27, 2024 of 4.268% based on the US dollar zero curve;
●	Equity volatility at November 27, 2024 of 63% based on an assessment of the Company’s historical volatility and the estimated maximum a third-party investor would be willing to pay for;
●	An Electra share price at November 27, 2024 of US$1.938 reflecting the quoted market prices; and
●	A credit spread at November 27, 2024 of 26.0%.

The transaction costs relating to the 2027 Notes and equity financing in the amount of $903 were allocated between 2027 Notes, 2027 Warrants and equity based on relative fair value on issuance date in the amount of $633, $89 and $180, respectively. The transaction costs for debt related to 2027 Notes were recorded in the consolidated statements of loss and other comprehensive loss in other non-operating loss. The transaction costs for the 2027 Warrants and equity were deducted from reserves and common shares, respectively in the consolidated statements of equity.

The 2027 Notes will rate pari passu to the 2028 Notes, will bear interest at a rate of 12.0% per annum, payable quarterly in cash, and will mature on November 12, 2027. The 2027 Notes are also guaranteed by substantially all of the Company’s subsidiaries and are secured on a first lien basis by substantially all of the assets of the Company and its subsidiaries. The initial conversion rate of the 2027 Notes is 240,211 common shares per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$2.4978 per common share) subject to certain adjustments set forth in the 2027 Notes. The conversion price is subject to adjustments on the provision of the subscription agreements. The Company is required to maintain a minimum liquidity balance of US$2,000 under the terms of the 2027 Notes.

In connection with closing the 2027 Notes, the noteholders of the 2028 Notes have waived certain existing events of default regarding the non-payment of interest under the 2027 Notes and the minimum required cash balance through until February 15, 2025, and have agreed that the previous failure to register the resale of the common shares issuable pursuant to the terms of the 2028 Notes and the 2028 Warrants will not constitute an event of default.

For the year ended December 31, 2024, the 2027 Notes were fair valued using the finite difference valuation method with the following key assumptions:

●	Risk free rate at December 31, 2024 of 4.39% based on the US dollar zero curve;
●	Equity volatility at December 31, 2024 of 63% based on an assessment of the Company’s historical volatility and the estimated maximum a third-party investor would be willing to pay for;
●	An Electra share price at December 31, 2024 of US$1.807 reflecting the quoted market prices; and
●	A credit spread at December 31, 2024 of 26.3%.

The following table sets out the details of the Company’s financial derivative liability related to convertible notes in the 2027 Notes as of December 31, 2024 and November 27, 2024 (inception of 2027 Notes):

Convertible Notes Payable
Balance at January 1, 2024	$—
Initial recognition at fair value	4,921
Revaluation to fair value	1,217
Foreign exchange loss	139
Balance at December 31, 2024	$6,277

The following table sets out the details of the Company’s financial derivative liability related to convertible notes in the 2028 Notes and 2027 Notes as of December 31, 2024 and December 31, 2023:

	Convertible
	Notes
	Payable	Warrants	Royalty	Total
Balance at January 1, 2023	$—	$—	$—	$—
Initial recognition at fair value	60,108	13,519	721	74,348
Balance at February 13, 2023	60,108	13,519	721	74,348
Portion de-recognized due to conversions	(840)	—	—	(840)
Revaluation to fair value	(18,685)	(12,073)	—	(30,758)
Foreign exchange gain	(482)	(25)	(9)	(516)
Accretion	—	—	146	146
Balance at December 31, 2023	$40,101	$1,421	$858	$42,380
Initial recognition at fair value	4,921	—	—	4,921
Revaluation to fair value	4,356	137	—	4,493
Capitalized interest	9,157	—	—	9,157
Revaluation to fair value due to own credit risk	1,342	—	—	1,342
Foreign exchange loss	4,086	24	95	4,205
Accretion	—	—	330	330
Balance at December 31, 2024	$63,963	$1,582	$1,283	$66,828

For the years ended December 31, 2024, 2023, and 2022, the Company incurred the following finance costs relating to 2028 Notes, 2027 Notes, and 2026 Notes.

	December 31,	December 31,	December 31,
	2024	2023	2022
Gain (loss) on financial derivative liability - 2026 Notes	$—	$(5,076)	27,686
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes	—	(18,727)	—
Fair value gain on convertible notes payable and warrants	(4,493)	30,758	—
Other	—	(272)	—
Total	$(4,493)	$6,683	27,686

The 2028 Notes are secured by a first priority security interest (subject to customary permitted liens) in substantially all of the Company’s assets, and the assets and/or equity of the secured guarantors. The 2028 Notes are subject to customary events of default and basic positive and negative covenants. The Company is required to maintain a minimum liquidity balance of US$2,000 under the terms of the 2028 Notes.